ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
User traffic direction fees	¥ 348,629		¥ 269,446
Payable to financial institution partners	248,251		475,203
Accrued payroll and welfare	464,699		402,647
Payable for third-party service fee	307,501		298,019
Payable to shareholder of non-controlling interests	230,881		221,323
Dividend payable			177,518
Lease liability	29,143		30,704
Accruals for purchase of property and equipment	118,144		9,901
Others	268,791		119,790
Total	¥ 2,016,039	$ 283,953	¥ 2,004,551